Document And Entity Information	Apr. 01, 2020
Cover [Abstract]
Entity Registrant Name	The Boston Beer Company, Inc.
Document Type	8-K
Amendment Flag	false
Entity Central Index Key	0000949870
Document Period End Date	Apr. 01, 2020
Entity Emerging Growth Company	false
Entity File Number	001-14092
Entity Incorporation, State or Country Code	MA
Entity Tax Identification Number	04-3284048
Entity Address, Address Line One	One Design Center Place, Suite 850,
Entity Address, City or Town	Boston,
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02210
City Area Code	(617)
Local Phone Number	368-5000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of each class	Class A Common Stock
Trading Symbol	SAM
Name of each exchange on which registerd	NYSE